Earnings per Share Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Earnings	$ 39.1	$ 55.3
Weighted Average Number of Shares Outstanding, Basic	34.3	34.3
Stock appreciation rights	0.1	0
Restricted stock awards	0.1	0.1
Total dilutive securities	0.2	0.1
Weighted-average shares for diluted earnings per share	34.5	34.4
Earnings Per Share, Basic	$ 1.14	$ 1.61
Earnings Per Share, Diluted	$ 1.13	$ 1.61